Inventories - Disclosure of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Raw materials	$ 76,740	$ 37,628
Semi-finished goods	4,443	2,823
Merchandise	33,518	32,686
Inventories	$ 114,701	$ 73,137